Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  March 7, 2018


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Amendment No. 2 to
	       Snowy Forest Acquisition Corporation
	       File No. 000-55893

Mesdames/Gentlemen:

     I attach for filing Amendment No. 2 to the Snowy Forest
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated February 15, 2018 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

1.   The Staff's comment is noted.

2. The Staff's comment is noted and the Registrant understands the filing requirements once the Form 10 becomes automatically effective.

Risk Factors

3. A new risk factor has been added to the disclosure and appears on on page 9.

Recent Blank Check Companies

4. The disclosure has been expanded to include the requested information as follows: Sandgate Acquisition Corporation (Sunstock, Inc.) appears on page 19, Jam Run Acquisition Corporation (Blow & Drive Interlock Corporation) appears on page 24, River Run Acquisition Corporation (Chess Supersite Corporation) page 27, Red Grotto Acquisition Corporation (OGL Holdings, Inc.) page 32, and Dove Street Acquisition Corporation (Anvia Holdings Corporation) page 40. The registrant cannot locate information on a trading market for China Biotech Company Corporation as referenced in the Staff's letter.

5. The entire section of Recent Blank Check Companies beginning on page 18 has been reviewed to correct any typographical information and to add additional current disclosure. The companies with which involvement is over five years, have been removed to avoid confusion.

Index to Exhibits

6. The filing has been made as requested in the Staff's comment and is reflected in the filing for Hidden Forest
	Acquisition Corporation.

Report of Independent Registered Public Accounting Firm

7. The requested disclosure has been added and appears in the Report of the Independent Accountant on page 1 of the Financial Statements.
	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563